Consolidated Schedule of Investments (unaudited)
August 31, 2025
 Western Asset Inflation-Linked Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
U.S. Treasury Inflation Protected Securities — 112.3%
U.S. Treasury Bonds, Inflation Indexed	2.000%	1/15/26	11,376,260	$11,387,984 (a)
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/27	3,198,980	3,264,450
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	13,521,420	14,215,289
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	44,147,925	48,618,279 (a)
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	5,074,058	5,060,737 (b)
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	2,209,410	2,174,789 (c)
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	4,282,530	3,337,565
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	5,536,120	4,634,188
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	13,834,879	10,044,312
U.S. Treasury Bonds, Inflation Indexed	0.250%	2/15/50	11,542,688	6,578,197 (a)
U.S. Treasury Bonds, Inflation Indexed	0.125%	2/15/52	7,415,872	3,863,462
U.S. Treasury Notes, Inflation Indexed	0.125%	10/15/25	6,837,325	6,824,025
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	4,072,560	4,057,057
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/26	15,989,610	15,883,492 (a)
U.S. Treasury Notes, Inflation Indexed	0.125%	10/15/26	15,463,633	15,379,144 (a)
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/27	13,709,160	13,531,043 (a)
U.S. Treasury Notes, Inflation Indexed	1.625%	10/15/27	5,444,450	5,552,308
U.S. Treasury Notes, Inflation Indexed	0.500%	1/15/28	3,923,040	3,889,524
U.S. Treasury Notes, Inflation Indexed	0.875%	1/15/29	11,497,140	11,471,022
U.S. Treasury Notes, Inflation Indexed	1.625%	10/15/29	5,125,600	5,259,010
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/30	1,253,720	1,203,070
U.S. Treasury Notes, Inflation Indexed	1.625%	4/15/30	5,066,450	5,175,966
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/32	8,145,410	7,526,952 (a)
U.S. Treasury Notes, Inflation Indexed	1.125%	1/15/33	12,994,440	12,625,594 (a)
U.S. Treasury Notes, Inflation Indexed	1.750%	1/15/34	10,913,240	10,973,611
U.S. Treasury Notes, Inflation Indexed	2.125%	1/15/35	9,096,690	9,352,307

Total U.S. Treasury Inflation Protected Securities (Cost — $249,150,508)				241,883,377
Corporate Bonds & Notes — 11.4%
Communication Services — 0.0%††
Wireless Telecommunication Services — 0.0%††
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	40,000	39,760

Consumer Discretionary — 0.7%
Hotels, Restaurants & Leisure — 0.7%
Sands China Ltd., Senior Notes	5.400%	8/8/28	600,000	611,751
Sands China Ltd., Senior Notes	2.850%	3/8/29	200,000	187,795
Sands China Ltd., Senior Notes	4.375%	6/18/30	420,000	410,251
Sands China Ltd., Senior Notes	3.250%	8/8/31	400,000	363,056

Total Consumer Discretionary				1,572,853
Energy — 5.4%
Energy Equipment & Services — 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	3,000	2,994
Oil, Gas & Consumable Fuels — 5.4%
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	190,000	185,922
Columbia Pipelines Holding Co. LLC, Senior Notes	6.042%	8/15/28	440,000	460,422 (d)
Energy Transfer LP, Senior Notes	5.250%	4/15/29	430,000	442,435
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	1,170,000	1,127,809
See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2025 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Inflation-Linked Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
EOG Resources Inc., Senior Notes	4.375%	4/15/30	40,000	$40,250
EOG Resources Inc., Senior Notes	4.950%	4/15/50	120,000	105,677
EQT Corp., Senior Notes	5.000%	1/15/29	440,000	445,289
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	3,500,000	2,900,365
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	330,000	232,942
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	810,000	791,268
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	660,000	652,261
ONEOK Inc., Senior Notes	5.800%	11/1/30	410,000	431,862
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	510,000	522,407
QazaqGaz NC JSC, Senior Notes	4.375%	9/26/27	1,600,000	1,590,245 (d)
Targa Resources Corp., Senior Notes	4.200%	2/1/33	470,000	443,260
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,340,000	1,308,592
Total Oil, Gas & Consumable Fuels				11,681,006

Total Energy				11,684,000
Financials — 1.6%
Banks — 1.2%
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	430,000	287,779 (e)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	2,440,000	2,207,248 (e)
Total Banks				2,495,027
Financial Services — 0.4%
ILFC E-Capital Trust II, Ltd. GTD	6.680%	12/21/65	1,010,000	866,682 (d)(e)

Total Financials				3,361,709
Health Care — 0.5%
Pharmaceuticals — 0.5%
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	970,000	968,487 (d)

Industrials — 1.0%
Aerospace & Defense — 1.0%
General Dynamics Corp., Senior Notes	4.250%	4/1/40	10,000	9,035
General Dynamics Corp., Senior Notes	4.250%	4/1/50	2,560,000	2,123,483

Total Industrials				2,132,518
Information Technology — 0.1%
Semiconductors & Semiconductor Equipment — 0.1%
Broadcom Inc., Senior Notes	3.137%	11/15/35	370,000	313,200 (d)

Materials — 2.1%
Metals & Mining — 2.1%
Antofagasta PLC, Senior Notes	2.375%	10/14/30	550,000	493,482 (d)
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	530,000	538,525
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	810,000	769,575
Glencore Finance Canada Ltd., Senior Notes	5.550%	10/25/42	1,170,000	1,119,709 (d)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	200,000	199,174 (d)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	800,000	793,019 (d)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	670,000	669,539

Total Materials				4,583,023
Total Corporate Bonds & Notes (Cost — $27,333,309)				24,655,550
See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2025 Quarterly Report

 Western Asset Inflation-Linked Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(f) — 7.7%
Alternative Loan Trust, 2007-12T1 A3	6.000%	6/25/37	1,083,930	$476,943
Angel Oak Mortgage Trust, 2023-1 A1	4.750%	9/26/67	193,233	192,114 (d)
BANK, 2021-BN32 XA, IO	0.870%	4/15/54	2,597,572	78,413 (e)
Benchmark Mortgage Trust, 2021-B29 XA, IO	1.125%	9/15/54	4,168,664	155,742 (e)
BOCA Commercial Mortgage Trust, 2024-BOCA A (1 mo. Term SOFR + 1.921%)	6.284%	8/15/41	390,000	392,332 (d)(e)
BX Commercial Mortgage Trust, 2022-LP2 G (1 mo. Term SOFR + 4.106%)	8.469%	2/15/39	469,000	469,324 (d)(e)
BX Commercial Mortgage Trust, 2025-SPOT E (1 mo. Term SOFR + 3.690%)	8.053%	4/15/40	1,098,165	1,101,218 (d)(e)
BX Trust, 2021-ARIA D (1 mo. Term SOFR + 2.010%)	6.373%	10/15/36	850,000	850,980 (d)(e)
BX Trust, 2022-CLS A	5.760%	10/13/27	460,000	466,046 (d)
BXMT Ltd., 2020-FL2 A (1 mo. Term SOFR + 1.264%)	5.628%	2/15/38	105,477	105,155 (d)(e)
CD Mortgage Trust, 2017-CD5 A4	3.431%	8/15/50	300,000	294,346
Chase Mortgage Finance Trust, 2007-A1 2A3	5.897%	2/25/37	958	906 (e)
Citigroup Commercial Mortgage Trust, 2016-C3 A3	2.896%	11/15/49	101,598	99,829
Citigroup Commercial Mortgage Trust, 2023-SMRT A	6.015%	10/12/40	200,000	206,776 (d)(e)
CRSO Trust, 2023-BRND A	7.121%	7/10/40	430,000	451,285 (d)
CSMC Trust, 2019-NQM1 A1	3.656%	10/25/59	52,407	51,784 (d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K115 X1, IO	1.417%	6/25/30	1,575,035	82,514 (e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4057 UI, IO	3.000%	5/15/27	15,347	68
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4085 IO, IO	3.000%	6/15/27	75,224	682
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA3 M1B (30 Day Average SOFR + 2.900%)	7.248%	4/25/42	600,000	618,007 (d)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA4 M1B (30 Day Average SOFR + 3.350%)	7.698%	5/25/42	370,000	384,315 (d)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2024-DNA1 M2 (30 Day Average SOFR + 1.950%)	6.298%	2/25/44	460,000	466,696 (d)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2024-DNA2 A1 (30 Day Average SOFR + 1.250%)	5.598%	5/25/44	299,213	300,613 (d)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2025-DNA1 M2 (30 Day Average SOFR + 1.350%)	5.698%	1/25/45	340,000	340,188 (d)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 M2	3.750%	9/25/55	252,850	232,752 (d)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-1 M	4.750%	7/25/58	374,747	366,921 (d)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2022-1 M	4.500%	11/25/61	460,000	426,748 (d)(e)
Federal National Mortgage Association (FNMA) — CAS, 2017-C07 1B1 (30 Day Average SOFR + 4.114%)	8.463%	5/25/30	440,000	466,813 (d)(e)
Federal National Mortgage Association (FNMA) — CAS, 2019-R05 1B1 (30 Day Average SOFR + 4.214%)	8.563%	7/25/39	256,120	262,658 (d)(e)
Federal National Mortgage Association (FNMA) — CAS, 2020-R01 1B1 (30 Day Average SOFR + 3.364%)	7.713%	1/25/40	350,000	358,868 (d)(e)
Federal National Mortgage Association (FNMA) — CAS, 2021-R01 1B1 (30 Day Average SOFR + 3.100%)	7.448%	10/25/41	330,000	337,101 (d)(e)
Federal National Mortgage Association (FNMA) — CAS, 2022-R07 1M1 (30 Day Average SOFR + 2.950%)	7.300%	6/25/42	154,662	158,279 (d)(e)
Federal National Mortgage Association (FNMA) — CAS, 2023-R06 1M2 (30 Day Average SOFR + 2.700%)	7.048%	7/25/43	320,000	331,005 (d)(e)
See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2025 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Inflation-Linked Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(f) — continued
Federal National Mortgage Association (FNMA) — CAS, 2024-R02 1M2 (30 Day Average SOFR + 1.800%)	6.148%	2/25/44	250,000	$252,395 (d)(e)
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.000%	9/16/46	1,012,377	10 (e)
Government National Mortgage Association (GNMA), 2012-152 IO, IO	0.681%	1/16/54	1,127,674	33,227 (e)
Government National Mortgage Association (GNMA), 2014-47 IA, IO	0.163%	2/16/48	89,864	367 (e)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.588%	9/16/55	483,614	11,119 (e)
Government National Mortgage Association (GNMA), 2014-169 IO, IO	0.591%	10/16/56	5,029,133	109,616 (e)
Government National Mortgage Association (GNMA), 2015-101 IO, IO	0.254%	3/16/52	3,533,133	24,882 (e)
Government National Mortgage Association (GNMA), 2015-183 IO, IO	0.436%	9/16/57	4,852,111	105,917 (e)
GSR Mortgage Loan Trust, 2004-11 1A1	6.301%	9/25/34	18,346	18,554 (e)
Home RE Ltd., 2023-1 M2 (30 Day Average SOFR + 6.000%)	10.350%	10/25/33	290,000	310,573 (d)(e)
MHC Commercial Mortgage Trust, 2021-MHC A (1 mo. Term SOFR + 0.915%)	5.278%	4/15/38	55,527	55,547 (d)(e)
MRCD Mortgage Trust, 2019-PARK A	2.718%	12/15/36	850,000	757,137 (d)
New Residential Mortgage Loan Trust, 2014-1A A	3.750%	1/25/54	220,068	214,447 (d)(e)
OBX Trust, 2025-NQM4 A3	5.755%	2/25/55	647,281	651,592 (d)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	588,907	501,869 (d)(e)
PRKCM Trust, 2023-AFC1 A1	6.598%	2/25/58	422,939	424,951 (d)
PRPM Trust, 2024-NQM4 A1	5.674%	12/26/69	232,449	234,216 (d)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	28,872	9,448
SREIT Trust, 2021-PALM B (1 mo. Term SOFR + 0.924%)	5.287%	10/15/34	830,000	827,678 (d)(e)
Towd Point Mortgage Trust, 2020-2 A1A	1.636%	4/25/60	617,105	565,277 (d)(e)
Towd Point Mortgage Trust, 2020-2 M1B	3.000%	4/25/60	250,000	195,878 (d)(e)
Verus Securitization Trust, 2022-1 B1	4.007%	1/25/67	350,000	269,411 (d)(e)
Verus Securitization Trust, 2023-8 B1	8.079%	12/25/68	290,000	295,682 (d)(e)
Verus Securitization Trust, 2024-8 A3	5.872%	10/25/69	300,750	302,813 (d)

Total Collateralized Mortgage Obligations (Cost — $17,849,590)				16,700,027
Non-U.S. Treasury Inflation Protected Securities — 3.4%
Argentina — 0.5%

Argentina Treasury Bond BONCER, Bonds	0.000%	12/15/26	1,641,676,604 ARS	973,045
Brazil — 2.0%
Brazil Notas do Tesouro Nacional Serie B, Notes	6.000%	5/15/29	11,957,369 BRL	2,087,157
Brazil Notas do Tesouro Nacional Serie B, Notes	6.000%	8/15/50	13,613,703 BRL	2,187,060
Total Brazil				4,274,217
Mexico — 0.5%

Mexican Udibonos, Bonds	4.000%	11/30/28	21,346,443 MXN	1,121,294
United Kingdom — 0.4%
United Kingdom Inflation-Linked Gilt, Bonds	0.125%	3/22/68	1,619,940 GBP	917,186 (g)

Total Non-U.S. Treasury Inflation Protected Securities (Cost — $9,409,551)				7,285,742
Sovereign Bonds — 1.9%
Colombia — 0.3%

Colombia Government International Bond, Senior Notes	4.125%	2/22/42	820,000	572,163
Mexico — 0.7%

Mexico Government International Bond, Senior Notes	5.850%	7/2/32	1,480,000	1,511,006
Nigeria — 0.1%

Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	200,000	201,762 (d)
See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2025 Quarterly Report

 Western Asset Inflation-Linked Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Peru — 0.3%
Peruvian Government International Bond, Senior Notes	5.500%	3/30/36	500,000	$504,650
Peruvian Government International Bond, Senior Notes	3.300%	3/11/41	200,000	152,070
Total Peru				656,720
Supranational — 0.5%
Inter-American Development Bank, Senior Notes	7.350%	10/6/30	90,000,000 INR	1,047,231

Total Sovereign Bonds (Cost — $3,949,764)				3,988,882
Mortgage-Backed Securities — 0.1%
FHLMC — 0.0%††

Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	12/1/52	57,614	59,433
FNMA — 0.1%
Federal National Mortgage Association (FNMA)	6.500%	11/1/52	67,595	70,965

Total Mortgage-Backed Securities (Cost — $128,413)				130,398
U.S. Government & Agency Obligations — 0.0%††
U.S. Government Obligations — 0.0%††
U.S. Treasury Notes (Cost — $89,798)	3.875%	6/30/30	90,000	90,749
Total Investments before Short-Term Investments (Cost — $307,910,933)				294,734,725
			Shares
Short-Term Investments — 3.2%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $6,930,418)	4.246%		6,930,418	6,930,418 (h)(i)
Total Investments — 140.0% (Cost — $314,841,351)				301,665,143
Liabilities in Excess of Other Assets — (40.0)%				(86,205,455)
Total Net Assets — 100.0%				$215,459,688

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
(a)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.
(b)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.
(c)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(h)	Rate shown is one-day yield as of the end of the reporting period.
(i)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At August 31, 2025, the total market value of investments in Affiliated Companies was $6,930,418 and the cost was $6,930,418 (Note 2).

See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2025 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Inflation-Linked Income Fund
Abbreviation(s) used in this schedule:
ARS	—	Argentine Peso
BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
GBP	—	British Pound
GTD	—	Guaranteed
INR	—	Indian Rupee
IO	—	Interest Only
JSC	—	Joint Stock Company
MXN	—	Mexican Peso
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
At August 31, 2025, the Fund had the following open reverse repurchase agreements:
Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Morgan Stanley & Co. Inc.	4.480%	6/5/2025	12/5/2025	$87,828,806	U.S. Treasury Inflation Protected Securities	$90,348,127
				$87,828,806		$90,348,127

*	Refer to the Consolidated Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.
**	Including accrued interest.
At August 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
Australian Dollar	50	9/25	$3,241,625	$3,273,750	$32,125
Australian Dollar	5	12/25	325,762	327,850	2,088
Copper	49	12/25	5,676,789	5,623,363	(53,426)
Natural Gas	28	11/25	1,155,812	1,095,920	(59,892)
Natural Gas	7	2/26	259,788	253,330	(6,458)
U.S. Treasury 5-Year Notes	270	12/25	29,450,528	29,556,563	106,035
U.S. Treasury 10-Year Notes	44	12/25	4,927,692	4,950,000	22,308
					42,780
Contracts to Sell:
U.S. Treasury Long-Term Bonds	18	12/25	2,060,125	2,056,500	3,625
U.S. Treasury Ultra Long-Term Bonds	117	12/25	13,677,181	13,637,812	39,369
					42,994
Net unrealized appreciation on open futures contracts					$85,774
At August 31, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	12,200,000	USD	2,248,268	Citibank N.A.	9/3/25	$(1,089)
USD	2,169,699	BRL	12,200,000	Citibank N.A.	9/3/25	(77,480)
BRL	12,200,000	USD	2,245,536	JPMorgan Chase & Co.	9/3/25	1,643
USD	2,248,268	BRL	12,200,000	JPMorgan Chase & Co.	9/3/25	1,088
USD	2,229,369	BRL	12,200,000	JPMorgan Chase & Co.	10/2/25	(1,741)
See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2025 Quarterly Report

 Western Asset Inflation-Linked Income Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,452,182	GBP	1,063,426	Goldman Sachs Group Inc.	10/16/25	$14,315
USD	1,078,132	MXN	20,214,865	Morgan Stanley & Co. Inc.	10/16/25	457
Net unrealized depreciation on open forward foreign currency contracts						$(62,807)

Abbreviation(s) used in this table:
BRL	—	Brazilian Real
GBP	—	British Pound
MXN	—	Mexican Peso
USD	—	United States Dollar
At August 31, 2025, the Fund had the following open swap contracts:
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.44 Index	$6,516,000	6/20/30	5.000% quarterly	$469,377	$354,942	$114,435
Markit CDX.NA.IG.44 Index	3,241,000	6/20/30	1.000% quarterly	69,986	58,330	11,656
Total	$9,757,000			$539,363	$413,272	$126,091

OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund†	Periodic Payments Received by the Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
JPMorgan Chase & Co.	$2,529,000	10/3/25	Daily SOFR Compound + 1.100%**	JPEIFNTR^**	$72,413	—	$72,413

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.
^	Custom emerging markets debt basket is comprised of 41 bonds in the Sovereign Frontier sector.
**	One time payment made at termination date.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
Daily SOFR Compound	4.340%

Abbreviation(s) used in this table:
See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2025 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Inflation-Linked Income Fund
JPEIFNTR	—	Western Asset Management Emerging Markets Frontier Custom Basket
SOFR	—	Secured Overnight Financing Rate
The following table provides information about the underlying components of the JPEIFNTR total return swap, as of period end.
Security	Face Amount	Value	Weight
Angolan Government International Bond, 9.125% due 11/26/49	$12,070,000	$9,772,958	5.57%
Argentine Republic Government International Bond, 3.500% due 7/9/41	8,080,000	4,718,720	2.69%
Argentine Republic Government International Bond, 5.000% due 1/9/38	8,650,000	5,830,100	3.33%
Bahamas Government International Bond, 8.250% due 6/24/36	6,200,000	6,401,500	3.65%
Benin Government International Bond, 7.960% due 2/13/38	4,860,000	4,769,555	2.72%
Costa Rica Government International Bond, 6.550% due 4/3/34	5,810,000	6,154,243	3.51%
Dominican Republic International Bond, 4.500% due 1/30/30	9,540,000	9,229,152	5.26%
Ecuador Government International Bond, 6.900% due 7/31/35	9,150,000	6,908,250	3.94%
Egypt Government International Bond, 5.800% due 9/30/27	5,270,000	5,186,049	2.96%
Egypt Government International Bond, 7.903% due 2/21/48	4,170,000	3,276,077	1.87%
El Salvador Government International Bond, 7.125% due 1/20/50	7,580,000	6,344,005	3.62%
Ethiopia International Bond, 6.625% due 12/11/26(a)	10,970,000	9,926,860	5.66%
Ghana Government International Bond, 5.000% due 7/3/29	2,716,043	2,597,216	1.48%
Ghana Government International Bond, 5.000% due 7/3/35	3,905,715	3,188,040	1.82%
Guatemala Government Bond, 5.375% due 4/24/32	4,940,000	4,927,650	2.81%
Ivory Coast Government International Bond, 7.625% due 1/30/33	10,570,000	10,619,573	6.06%
Jordan Government International Bond, 7.500% due 1/13/29	4,710,000	4,907,385	2.80%
Mozambique International Bond, 9.000% due 9/15/31	5,550,000	4,913,415	2.80%
Nigeria Government International Bond, 7.375% due 9/28/33	13,830,000	12,980,423	7.40%
Paraguay Government International Bond, 6.100% due 8/11/44	5,750,000	5,669,500	3.23%
Petroleos de Venezuela SA, 0.000% due 4/12/27(a)	34,000,000	5,114,279	2.92%
Provincia de Buenos Aires/Government Bonds, 6.625% due 9/1/37	5,319,673	3,345,195	1.91%
Republic of Kenya Government International Bond, 6.300% due 1/23/34	12,750,000	10,741,875	6.13%
Republic of Uzbekistan International Bond, 3.900% due 10/19/31	3,810,000	3,456,394	1.97%
Senegal Government International Bond, 6.250% due 5/23/33	3,780,000	2,804,306	1.60%
Senegal Government International Bond, 6.750% due 3/13/48	3,230,000	2,052,051	1.17%
Sri Lanka Government International Bond, 3.100% due 1/15/30	2,330,000	2,143,600	1.22%
See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2025 Quarterly Report

 Western Asset Inflation-Linked Income Fund
Security	Face Amount	Value	Weight
Sri Lanka Government International Bond, 3.350% due 3/15/33	$1,693,000	$1,407,306	0.80%
Sri Lanka Government International Bond, 3.600% due 6/15/35	3,080,000	2,202,200	1.26%
Sri Lanka Government International Bond, 3.600% due 5/15/36	793,000	664,138	0.38%
Sri Lanka Government International Bond, 3.600% due 2/15/38	1,587,000	1,331,096	0.76%
Sri Lanka Government International Bond, 4.000% due 4/15/28	890,914	614,973	0.35%
Ukraine Government International Bond, 0.000% due 2/1/30	537,010	271,190	0.15%
Ukraine Government International Bond, 0.000% due 2/1/34	2,006,721	797,672	0.45%
Ukraine Government International Bond, 0.000% due 2/1/35	1,695,820	877,587	0.50%
Ukraine Government International Bond, 0.000% due 2/1/36	1,413,184	727,790	0.42%
Ukraine Government International Bond, 4.500% due 2/1/34	3,870,000	2,080,125	1.19%
Ukraine Government International Bond, 4.500% due 2/1/35	2,380,000	1,267,350	0.72%
Ukraine Government International Bond, 4.500% due 2/1/36	1,966,168	1,037,154	0.59%
Zambia Government International Bond, 0.500% due 12/31/53	3,525,852	2,349,734	1.34%
Zambia Government International Bond, 5.750% due 6/30/33	2,655,488	1,741,072	0.99%
Total		$175,347,758	100.00%
(a)
The coupon payment on this security is currently in default as of August 31, 2025.
This Consolidated Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2025 Quarterly Report

Notes to Consolidated Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Inflation-Linked Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, closed-end management investment company. The Fund commenced operations on September 26, 2003.
The Fund’s primary investment objective is to provide current income for its shareholders. Capital appreciation, when consistent with current income, is a secondary investment objective. Under normal market conditions and at the time of purchase, the Fund will invest at least 80% of its total managed assets in inflation-linked securities and at least 60% of its total managed assets in U.S. Treasury Inflation Protected Securities (“TIPS”). The Fund may also invest up to 40% of its total managed assets in non-U.S. dollar investments. The Fund can invest no more than 10% of its total managed assets in securities rated below investment grade at the time of purchase (or, if unrated, assets of comparable quality as determined by management). If a security is rated by multiple nationally recognized statistical rating organizations (“NRSROs”) and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.
The Fund may gain exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Western Asset Inflation-Linked Income Fund CFC (the “Subsidiary”), organized under the laws of the Cayman Islands. Among other investments, the Subsidiary may invest in commodity-linked instruments. The Fund may invest up to 25% of its total assets in the Subsidiary; although 10% of total managed assets may be utilized for commodity-related strategies. This schedule of investments is the Consolidated Schedule of Investments of the Fund and the Subsidiary.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the adviser to be unreliable, the market price may be determined by the adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s adviser has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s adviser is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s adviser and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it

Western Asset Inflation-Linked Income Fund 2025 Quarterly Report

deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
U.S. Treasury Inflation Protected Securities	—	$241,883,377	—	$241,883,377
Corporate Bonds & Notes	—	24,655,550	—	24,655,550
Collateralized Mortgage Obligations	—	16,700,027	—	16,700,027
Non-U.S. Treasury Inflation Protected Securities	—	7,285,742	—	7,285,742
Sovereign Bonds	—	3,988,882	—	3,988,882
Mortgage-Backed Securities	—	130,398	—	130,398
U.S. Government & Agency Obligations	—	90,749	—	90,749
Total Long-Term Investments	—	294,734,725	—	294,734,725
Short-Term Investments†	$6,930,418	—	—	6,930,418
Total Investments	$6,930,418	$294,734,725	—	$301,665,143
Other Financial Instruments:
Futures Contracts††	$205,550	—	—	$205,550
Forward Foreign Currency Contracts††	—	$17,503	—	17,503
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	126,091	—	126,091
OTC Total Return Swaps	—	72,413	—	72,413
Total Other Financial Instruments	$205,550	$216,007	—	$421,557
Total	$7,135,968	$294,950,732	—	$302,086,700

Western Asset Inflation-Linked Income Fund 2025 Quarterly Report

Notes to Consolidated Schedule of Investments (unaudited) (cont’d)
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$119,776	—	—	$119,776
Forward Foreign Currency Contracts††	—	$80,310	—	80,310
Total	$119,776	$80,310	—	$200,086

†	See Consolidated Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended August 31, 2025. The following transactions were effected in such company for the period ended August 31, 2025.

	Affiliate Value at November 30, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$6,162,056	$65,223,522	65,223,522	$64,455,160	64,455,160

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$181,559	—	$6,930,418

Western Asset Inflation-Linked Income Fund 2025 Quarterly Report